Appendix V: Interest-Bearing Debt (Details) - EUR (€) € in Millions	Dec. 01, 2018	Dec. 31, 2018	Sep. 28, 2018	Jul. 17, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 44,729
Bilateral loan due June 26, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		1,000
Borrowings		1,000
Early repayment of debt				€ 500
Bilateral Loan due September 28, 2018
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		0
Borrowings		0
Early repayment of debt			€ 300
Bilateral Loan due January 30, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		100
Borrowings		100
Bilateral Loan due October 22, 2020
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		100
Borrowings		100
Bilateral Loan due July 22, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		385
Borrowings		385
Structured financing due November 28, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		0
Borrowings		1,500
Syndicated Facility due December 01, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		300
Borrowings		300
Maturity extension period on borrowings	12 months
Telefónica Germany GmbH & Co. OHG | Syndicated Facility due June 13, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		0
Borrowings		450			€ 450
Telxius Telecom, S.A. | Syndicated Facility due December 01, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		300
Borrowings		300			0
Telefónica, S.A | Structured financing due July 30, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		106
Borrowings		93			128
Telefónica, S.A | Structured financing due January 31, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		434
Borrowings		379			460
Telefónica, S.A | Structured financing due October 31, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		359
Borrowings		314			371
Telefónica, S.A | Bilateral loan due June 26, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		1,000
Borrowings		1,000			1,500
Telefónica, S.A | Structured financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		591
Borrowings		516			566
Telefónica, S.A | Structured euro financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		401
Borrowings		401			423
Telefónica, S.A | Bilateral loan due February 23, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		100
Borrowings		100			100
Telefónica, S.A | Bilateral Loan due September 28, 2018
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		0
Borrowings		0			300
Telefónica, S.A | Bilateral loan due March 19, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		150
Borrowings		150			150
Telefónica, S.A | Credit facility due December 27, 2020
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		380
Borrowings		271			292
Telefónica, S.A | Credit facility due March 14, 2020
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		200
Borrowings		0			167
Telefónica, S.A | Bilateral Loan due January 30, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		100
Borrowings		100			0
Telefónica, S.A | Bilateral Loan due October 22, 2020
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		100
Borrowings		100			0
Telefónica, S.A | Bilateral Loan due July 22, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		385
Borrowings		385			0
Telefónica, S.A | Credit Facility due March 01, 2020
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		100
Borrowings		112			113
Telefónica Europe, B.V. | Structured financing due November 28, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount		0
Borrowings		€ 1,500			€ 750